                        GARTMORE VARIABLE INSURANCE TRUST

                       Van Kampen GVIT Comstock Value Fund
                      Dreyfus GVIT International Value Fund
                         Dreyfus GVIT Mid Cap Index Fund
                      Federated GVIT High Income Bond Fund
                           GVIT Equity 500 Index Fund
                         J.P. Morgan GVIT Balanced Fund
                     Van Kampen GVIT Multi Sector Bond Fund

                   Prospectus Supplement dated March 24, 2006
                       to the Prospectus dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1. On March 10, 2006,  the Board of Trustees of the Trust approved the following changes to the Dreyfus  GVIT  International  Value Fund,  to be  effective on or about May 1, 2006 (the  "effective  date"):  (1) the  termination of The Dreyfus
Corporation  as a Dreyfus  GVIT  International  Value Fund  subadviser;  (2) the addition of The Boston  Company Asset  Management LLC as a new subadviser to the
Dreyfus GVIT  International  Value Fund;  and (3) to coincide with the effective date, the renaming of the "Dreyfus GVIT  International  Value Fund" to the "GVIT
International Value Fund." The Trust's annual  registration  statement update of
May 1, 2006,  will reflect these  changes and provide the requisite  information about the new subadviser.

2. On  January  12,  2006,  the  Board of  Trustees  of the Trust  approved  the following  changes to the Dreyfus GVIT Mid Cap Index Fund, to be effective on or about May 1, 2006 (the  "effective  date"):  (1) the  termination of The Dreyfus
Corporation as a Dreyfus GVIT Mid Cap Index Fund subadviser; (2) the addition of
Fund Asset  Management LP as a new  subadviser to the Dreyfus GVIT Mid Cap Index
Fund; and (3) to coincide with the effective  date, the renaming of the "Dreyfus
GVIT Mid Cap Index Fund" to the "GVIT Mid Cap Index  Fund." The  Trust's  annual registration  statement  update of May 1, 2006,  will reflect  these changes and provide the requisite information about the new subadviser.

3. On  January  12,  2006,  the  Board of  Trustees  of the Trust  approved  the following changes to the GVIT Equity 500 Index Fund, to be effective on or about
May  1,  2006  (the  "effective  date"):  (1)  the  termination  of  SSgA  Funds
Management, Inc. as a GVIT Equity 500 Index Fund subadviser; (2) the addition of
Fund Asset  Management LP as a new subadviser to the GVIT Equity 500 Index Fund;
and (3) to coincide  with the effective  date,  the renaming of the "GVIT Equity
500  Index  Fund"  to  the  "GVIT  S&P  500  Index  Fund."  The  Trust's  annual registration  statement  update of May 1, 2006,  will reflect  these changes and provide the requisite information about the new subadviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE